Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories Net

Inventories, net consisted of the following:

	March 31, 2026	September 30, 2025
Raw materials	$2,405,621	$2,096,847
Work-in-progress	2,463,893	1,910,478
Finished goods	884,632	915,839
Inventories, net	$5,754,146	$4,923,164